Supplemental Cash Flow Information (Details) - USD ($)	1 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Noncash activities
Accrued offering costs			$ 3,367,459
Accrued deferred loan costs	$ 5,320,093	$ 4,016,540	657,448	$ 5,320,093	$ 5,318,485
Capital contribution to fund general and administrative expense reimbursement	$ (12,349)	1,465,040		12,349
Fair value adjustment of investments in receivables		11,862		284,294
Cash flows related to interest paid
Cash paid for interest		4,846,483	4,331,505	6,290,506	4,260,877	$ 1,459,611
Landmark Dividend LLC and affiliates
Noncash activities
Purchase price for acquisition of real property interests included in due to Landmark and affiliates			981,966		963,067
Offering costs included in due to Landmark and affiliates			347,807
Contributions of real property interests by Landmark		$ 101,425	$ 8,196,662	$ 13,824,871	$ 7,304,749	$ 16,047,173